Employee Benefits (Details 7) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Employee benefits [Abstract]
Salaries	$ 213,794,654	$ 183,112,042	$ 168,117,881
Employees' short-term benefits	46,605,454	34,107,747	27,469,694
Total expenses for short-term employee benefits	260,400,108	217,219,789	195,587,575
Employments termination benefits	9,354,568	9,721,144	7,419,296
Other staff expense	45,277,007	37,006,715	34,115,503
Total	$ 315,031,683	$ 263,947,648	$ 237,122,374